Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 12,650,000
Previously Paid Amount	0
Total Fee Amount	1,746.97
Total Offset Amount	0
Net Fee	$ 1,746.97